Note 24 - Operating Segments - Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Statement Line Items [Line Items]
Revenue	$ 50,107	$ 37,031	$ 88,635	$ 66,466
Inter-segmental revenue			0	0
Royalty	(2,475)	(1,963)	(4,409)	(3,443)
Production costs	(20,460)	(20,726)	(39,420)	(40,576)
Depreciation	(4,239)	(3,409)	(8,058)	(5,664)
Net foreign exchange (loss) gain	(2,014)	(3,610)	(6,153)	(2,077)
Administrative expenses	(3,664)	(3,183)	(6,275)	(9,122)
Net derivative financial instrument expense	(174)	(54)	(476)	(488)
Equity-settled share-based expense	(305)	(221)	(506)	(331)
Cash-settled share-based expense	(4)	9	(57)	(271)
Other expenses	(664)	(1,461)	(1,264)	(2,099)
Other income	185	168	349	186
Management fee			0	0
Finance income	3	4	9	9
Finance cost	(797)	(1,061)	(1,529)	(1,833)
Profit (loss) before tax	15,499	1,524	20,846	757
Tax expense	(5,151)	(1,273)	(7,681)	(4,775)
(Loss) profit for the period	10,348	251	13,165	(4,018)
Non-Current (excluding intercompany)	275,743	269,286	275,743	269,286	$ 274,074
Current (excluding intercompany, including Assets held for sale)	62,760	44,605	62,760	44,605	54,229
Expenditure on evaluation and exploration assets (note 12)			1,163	69,837
Additions other than through business combinations, property, plant and equipment	5,838	6,008	9,436	9,119
Assets held for sale (note 18)	13,484		13,484
Intercompany balances	0	0	0	0
Current (excluding intercompany)	(41,249)	(36,931)	(41,249)	(36,931)	(40,133)
Non-current (excluding intercompany)	(25,280)	(13,779)	(25,280)	(13,779)	(23,978)
Intercompany balances	0	0	0	0
Non-current (excluding intercompany)	25,280	13,779	25,280	13,779	23,978
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Revenue			0	0
Inter-segmental revenue			(8,149)	(5,832)
Royalty			0	0
Production costs			7,660	5,199
Depreciation			502	648
Net foreign exchange (loss) gain			(20)	(5)
Administrative expenses			3	6
Net derivative financial instrument expense			0	0
Equity-settled share-based expense			0	0
Cash-settled share-based expense			0	386
Other expenses			0	0
Other income			(3)	0
Management fee			0	0
Finance income			(1,348)	0
Finance cost			1,348	0
Profit (loss) before tax			(7)	402
Tax expense			39	(99)
(Loss) profit for the period			32	303
Non-Current (excluding intercompany)	(5,188)	(6,822)	(5,188)	(6,822)
Current (excluding intercompany, including Assets held for sale)	(1,697)	(30)	(1,697)	(30)
Expenditure on evaluation and exploration assets (note 12)			0	0
Additions other than through business combinations, property, plant and equipment			(397)	(2,023)
Assets held for sale (note 18)	0		0
Intercompany balances	(115,866)	(141,193)	(115,866)	(141,193)
Current (excluding intercompany)	0	0	0	0
Non-current (excluding intercompany)	43	17	43	17
Intercompany balances	115,866	141,193	115,866	141,193
Non-current (excluding intercompany)	(43)	(17)	(43)	(17)
Material reconciling items [member]
Statement Line Items [Line Items]
Revenue			0	0
Inter-segmental revenue			0	0
Royalty			0	0
Production costs			0	0
Depreciation			(21)	(21)
Net foreign exchange (loss) gain			(69)	882
Administrative expenses			(4,323)	(5,408)
Net derivative financial instrument expense			(476)	(488)
Equity-settled share-based expense			(506)	(331)
Cash-settled share-based expense			(57)	(657)
Other expenses			0	0
Other income			203	9
Management fee			0	0
Finance income			1,047	0
Finance cost			(900)	(320)
Profit (loss) before tax			(5,102)	(6,334)
Tax expense			(160)	(300)
(Loss) profit for the period			(5,262)	(6,634)
Non-Current (excluding intercompany)	(2,452)	103	(2,452)	103
Current (excluding intercompany, including Assets held for sale)	1,476	9,236	1,476	9,236
Expenditure on evaluation and exploration assets (note 12)			0	0
Additions other than through business combinations, property, plant and equipment			2	(11,438)
Assets held for sale (note 18)	0		0
Intercompany balances	52,775	83,369	52,775	83,369
Current (excluding intercompany)	(1,666)	(4,793)	(1,666)	(4,793)
Non-current (excluding intercompany)	(212)	(253)	(212)	(253)
Intercompany balances	(56,656)	(76,517)	(56,656)	(76,517)
Non-current (excluding intercompany)	212	253	212	253
Blanket Mine [member]
Statement Line Items [Line Items]
Revenue			86,937	64,152
Inter-segmental revenue			0	0
Royalty			(4,324)	(3,327)
Production costs			(38,161)	(32,567)
Depreciation			(8,472)	(6,199)
Net foreign exchange (loss) gain			(6,022)	(2,716)
Administrative expenses			(475)	(83)
Net derivative financial instrument expense			0	0
Equity-settled share-based expense			0	0
Cash-settled share-based expense			0	0
Other expenses			(1,245)	(1,240)
Other income			147	43
Management fee			(1,457)	(1,629)
Finance income			0	0
Finance cost			(1,830)	(1,724)
Profit (loss) before tax			25,098	14,710
Tax expense			(7,218)	(4,207)
(Loss) profit for the period			17,880	10,503
Non-Current (excluding intercompany)	189,863	192,373	189,863	192,373
Current (excluding intercompany, including Assets held for sale)	59,866	31,031	59,866	31,031
Expenditure on evaluation and exploration assets (note 12)			0	0
Additions other than through business combinations, property, plant and equipment			9,857	22,077
Assets held for sale (note 18)	13,484		13,484		$ 13,519
Intercompany balances	45,237	43,473	45,237	43,473
Current (excluding intercompany)	(35,200)	(30,290)	(35,200)	(30,290)
Non-current (excluding intercompany)	(20,078)	(12,692)	(20,078)	(12,692)
Intercompany balances	(16,040)	(23,322)	(16,040)	(23,322)
Non-current (excluding intercompany)	20,078	12,692	20,078	12,692
South African operations [member]
Statement Line Items [Line Items]
Revenue			0	0
Inter-segmental revenue			8,149	5,832
Royalty			0	0
Production costs			(7,338)	(5,674)
Depreciation			(67)	(71)
Net foreign exchange (loss) gain			16	(138)
Administrative expenses			(1,455)	(1,578)
Net derivative financial instrument expense			0	0
Equity-settled share-based expense			0	0
Cash-settled share-based expense			0	0
Other expenses			0	0
Other income			1	13
Management fee			1,457	1,629
Finance income			310	9
Finance cost			(4)	212
Profit (loss) before tax			1,069	234
Tax expense			(337)	(125)
(Loss) profit for the period			732	109
Non-Current (excluding intercompany)	630	325	630	325
Current (excluding intercompany, including Assets held for sale)	2,432	3,570	2,432	3,570
Expenditure on evaluation and exploration assets (note 12)			0	0
Additions other than through business combinations, property, plant and equipment			(26)	(369)
Assets held for sale (note 18)	0		0
Intercompany balances	17,806	14,351	17,806	14,351
Current (excluding intercompany)	(2,413)	(1,793)	(2,413)	(1,793)
Non-current (excluding intercompany)	0	(43)	0	(43)
Intercompany balances	(35,837)	(34,542)	(35,837)	(34,542)
Non-current (excluding intercompany)	(0)	43	(0)	43
Bilboes Oxide Mine[member]
Statement Line Items [Line Items]
Revenue			1,698	2,314
Inter-segmental revenue			0	0
Royalty			(85)	(116)
Production costs			(1,581)	(7,534)
Depreciation			0	(21)
Net foreign exchange (loss) gain			(58)	(100)
Administrative expenses			(21)	(2,059)
Net derivative financial instrument expense			0	0
Equity-settled share-based expense			0	0
Cash-settled share-based expense			0	0
Other expenses			(19)	(859)
Other income			1	121
Management fee			0	0
Finance income			0	0
Finance cost			(96)	(1)
Profit (loss) before tax			(161)	(8,255)
Tax expense			(5)	(44)
(Loss) profit for the period			(166)	(8,299)
Non-Current (excluding intercompany)	0	0	0	0
Current (excluding intercompany, including Assets held for sale)	0	0	0	0
Expenditure on evaluation and exploration assets (note 12)			0	0
Additions other than through business combinations, property, plant and equipment			0	872
Assets held for sale (note 18)	0		0
Intercompany balances	48	0	48	0
Current (excluding intercompany)	0	0	0	0
Non-current (excluding intercompany)	0	0	0	0
Intercompany balances	0	0	0	0
Non-current (excluding intercompany)	(0)	(0)	(0)	(0)
Evaluation and exploration assets [member]
Statement Line Items [Line Items]
Revenue			0	0
Inter-segmental revenue			0	0
Royalty			0	0
Production costs			0	0
Depreciation			0	0
Net foreign exchange (loss) gain			0	0
Administrative expenses			(4)	0
Net derivative financial instrument expense			0	0
Equity-settled share-based expense			0	0
Cash-settled share-based expense			0	0
Other expenses			0	0
Other income			0	0
Management fee			0	0
Finance income			0	0
Finance cost			(47)	0
Profit (loss) before tax			(51)	0
Tax expense			0	0
(Loss) profit for the period			(51)	0
Non-Current (excluding intercompany)	92,890	83,307	92,890	83,307
Current (excluding intercompany, including Assets held for sale)	683	798	683	798
Expenditure on evaluation and exploration assets (note 12)			1,163	69,837
Additions other than through business combinations, property, plant and equipment			0	0
Assets held for sale (note 18)	0		0
Intercompany balances	0	0	0	0
Current (excluding intercompany)	(1,970)	(55)	(1,970)	(55)
Non-current (excluding intercompany)	(5,033)	(774)	(5,033)	(774)
Intercompany balances	(7,333)	(6,812)	(7,333)	(6,812)
Non-current (excluding intercompany)	$ 5,033	$ 774	$ 5,033	$ 774